DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND BASIS OF PRESENTATION (Details)									3 Months Ended	9 Months Ended		12 Months Ended
	May 18, 2023 USD ($)	May 17, 2023 USD ($)	Feb. 17, 2023 USD ($)	Nov. 19, 2021 USD ($) $ / shares shares	Nov. 17, 2021 USD ($) shares	Mar. 30, 2021 USD ($) $ / shares shares	Mar. 29, 2021 shares	Mar. 24, 2021 item	Sep. 30, 2023 USD ($) $ / shares	Sep. 30, 2023 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Sep. 14, 2023 USD ($)	Feb. 16, 2023 USD ($) $ / shares
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND BASIS OF PRESENTATION
Minimum number of businesses for acquisition | item								1
Proceeds from initial public offering of units											$ 276,000,000
Deferred underwriting commissions											9,660,000	$ 9,660,000
Investment of cash in Trust Account	$ 886,558	$ 886,558	$ 2,760,000	$ 281,500,000					$ 591,038	$ 4,237,596	$ 281,523,211
Investment of cash into Trust Account, per unit | $ / shares				$ 10.20
Condition for future business combination use of proceeds percentage				80.00%								80.00%
Condition for future business combination threshold percentage ownership				50.00%								50.00%
Redemption price per share for publicly held shares | $ / shares												$ 10.20
Increase in redemption price per share for publicly held shares | $ / shares												$ 0.10
Redemption period extension												3 months
Redemption limit percentage without prior consent				15								15
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)				100.00%								100.00%
Months to complete acquisition from IPO				15 months
Additional months available to complete acquisition		3 months		4 months					2 months			3 months
Total months to complete acquisition including extension												21 months
Amount of additional funds to be deposited in trust accounts													$ 591,038	$ 2,760,000
Amount of additional funds to be deposited in trust accounts (in dollars per share) | $ / shares														$ 0.10
Redemption period upon closure				10 days								10 days
Maximum allowed dissolution expenses				$ 100,000								$ 100,000
Extension of Business Combination Period
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND BASIS OF PRESENTATION
Amount of additional funds to be deposited in trust accounts												2,760,000
Aggregate deposits into Trust account												$ 5,520,000
Amount of additional funds to be deposited in trust accounts (in dollars per share) | $ / shares												$ 0.10
Class A common stock
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND BASIS OF PRESENTATION
Common shares, par value (in dollars per share) | $ / shares									$ 0.0001	$ 0.0001		0.0001
Class F common stock
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND BASIS OF PRESENTATION
Number of shares issued | shares							8,625,000
Common shares, par value (in dollars per share) | $ / shares									$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Initial Public Offering
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND BASIS OF PRESENTATION
Value of shares issued											$ 276,000,000
Number of warrants in a unit | shares				0.5
Price per unit | $ / shares				$ 10.20
Proceeds from initial public offering of units				$ 276,000,000.0
Offering costs incurred				16,600,000
Deferred underwriting commissions				$ 9,700,000	$ 9,700,000							$ 9,700,000
Initial Public Offering | Public Warrants
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND BASIS OF PRESENTATION
Number of warrants in a unit | shares				0.5
Initial Public Offering | Class A common stock
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND BASIS OF PRESENTATION
Number of shares issued | shares				27,600,000
Price per unit | $ / shares				$ 10.00
Proceeds from initial public offering of units				$ 276,000,000.0
Over-allotment option
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND BASIS OF PRESENTATION
Number of shares issued | shares					3,600,000
Over-allotment option | Class A common stock
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND BASIS OF PRESENTATION
Number of shares issued | shares				3,600,000
Private Placement | Private Placement Warrants
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND BASIS OF PRESENTATION
Number of warrants issued | shares				13,730,000
Price of warrant | $ / shares				$ 1.00
Proceeds from sale of Private Placement Warrants				$ 13,700,000
Founder Shares | Class F common stock
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND BASIS OF PRESENTATION
Value of shares issued						$ 25,000
Number of shares issued | shares						8,625,000
Common shares, par value (in dollars per share) | $ / shares						$ 0.0001